Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets
11.
OTHER NON-CURRENT ASSETS

A summary of the Group’s other non-current assets as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Prepaid debt transaction costs	$55,880	$69,239
Security for letters of credit	27,274	50,019
Cash deposits	13,655	3,748
Other	18,651	13,849
Total	$115,460	$136,855

Prepaid debt transaction costs are comprised of the non-current portion of the fees paid in advance of loan and financial liability drawdowns, such as bank fees, commitment fees and export credit guarantee fees.

Security for letters of credit consists primarily of letters of credit required by various travel agencies and tourism regulatory bodies.